Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Dividends Paid

	US Dollars
Figures in million	2019	2018	2017
Ordinary shares
Dividend number 118 of 130 SA cents per share was declared on 21 February 2017 and paid on 7 April 2017 (10 US cents per share)			39
Dividend number 119 of 70 SA cents per share was declared on 20 February 2018 and paid on 6 April 2018 (6 US cents per share).		24
Dividend number 120 of 95 SA cents per share was declared on 19 February 2019 and paid on 8 April 2019 (7 US cents per share).	27
	27	24	39